Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2019

AFF10-QTLY-0220
1.811320.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.57% 2/27/20 (a)
(Cost $159,606)	160,000	159,624
	Shares	Value

Domestic Equity Funds - 19.5%
Fidelity Advisor Series Equity Growth Fund (b)	548,429	$7,771,239
Fidelity Advisor Series Growth Opportunities Fund (b)	395,369	5,120,025
Fidelity Advisor Series Small Cap Fund (b)	326,254	3,781,280
Fidelity Series All-Sector Equity Fund (b)	344,465	3,572,106
Fidelity Series Commodity Strategy Fund (b)	2,967,731	14,126,399
Fidelity Series Large Cap Stock Fund (b)	858,496	13,598,576
Fidelity Series Large Cap Value Index Fund (b)	111,448	1,470,003
Fidelity Series Opportunistic Insights Fund (b)	400,899	7,256,267
Fidelity Series Small Cap Opportunities Fund (b)	336,688	4,713,627
Fidelity Series Stock Selector Large Cap Value Fund (b)	695,939	8,852,348
Fidelity Series Value Discovery Fund (b)	643,746	8,748,510
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,325,350)		79,010,380

International Equity Funds - 17.9%
Fidelity Series Canada Fund (b)	164,909	1,861,822
Fidelity Series Emerging Markets Fund (b)	273,683	2,671,149
Fidelity Series Emerging Markets Opportunities Fund (b)	1,163,629	24,005,668
Fidelity Series International Growth Fund (b)	986,227	17,278,705
Fidelity Series International Small Cap Fund (b)	206,600	3,576,254
Fidelity Series International Value Fund (b)	1,643,363	16,269,295
Fidelity Series Overseas Fund (b)	632,169	6,814,781
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,927,189)		72,477,674

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (b)	263,972	2,534,128
Fidelity Series Floating Rate High Income Fund (b)	73,181	680,587
Fidelity Series High Income Fund (b)	305,323	2,928,049
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,759,535	37,783,331
Fidelity Series International Credit Fund (b)	28,620	288,486
Fidelity Series Investment Grade Bond Fund (b)	11,433,321	132,283,517
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,129,320	9,949,308
Fidelity Series Real Estate Income Fund (b)	182,927	2,035,973
TOTAL BOND FUNDS
(Cost $178,974,689)		188,483,379

Short-Term Funds - 16.1%
Fidelity Cash Central Fund 1.58% (c)	209,217	209,259
Fidelity Series Government Money Market Fund 1.65% (b)(d)	52,141,591	52,141,591
Fidelity Series Short-Term Credit Fund (b)	1,284,764	12,950,423
TOTAL SHORT-TERM FUNDS
(Cost $65,149,711)		65,301,273
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $361,536,545)		405,432,330
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(226,600)
NET ASSETS - 100%		$405,205,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	March 2020	$484,665	$(1,457)	$(1,457)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	7	March 2020	712,775	(6,696)	(6,696)
TOTAL FUTURES CONTRACTS					$(8,153)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $67,840.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,276
Total	$8,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,589,589	$1,256,683	$4,404,541	$988,570	$1,129,974	$(800,466)	$7,771,239
Fidelity Advisor Series Growth Opportunities Fund	7,119,050	1,384,496	3,049,021	1,207,114	888,577	(1,223,077)	5,120,025
Fidelity Advisor Series Small Cap Fund	4,811,119	265,447	1,740,303	112,539	151,182	293,835	3,781,280
Fidelity Series All-Sector Equity Fund	4,851,607	420,964	2,049,439	266,971	35,113	313,861	3,572,106
Fidelity Series Canada Fund	1,734,835	250,952	291,891	41,820	4,489	163,437	1,861,822
Fidelity Series Commodity Strategy Fund	9,678,863	6,533,123	2,063,788	214,973	(87,448)	65,649	14,126,399
Fidelity Series Emerging Markets Debt Fund	3,245,175	221,691	934,187	139,619	(36,996)	38,445	2,534,128
Fidelity Series Emerging Markets Fund	2,308,362	694,303	326,439	57,343	(5,238)	161	2,671,149
Fidelity Series Emerging Markets Opportunities Fund	21,744,347	3,535,087	3,715,320	593,899	150,060	2,291,494	24,005,668
Fidelity Series Floating Rate High Income Fund	718,068	48,942	88,606	31,359	(4,286)	6,469	680,587
Fidelity Series Government Money Market Fund 1.65%	49,067,687	11,580,868	8,506,964	832,281	--	--	52,141,591
Fidelity Series High Income Fund	3,675,571	234,829	1,043,155	150,367	(50,062)	110,866	2,928,049
Fidelity Series Inflation-Protected Bond Index Fund	38,597,841	4,618,937	6,528,658	508,711	55,561	1,039,650	37,783,331
Fidelity Series International Credit Fund	266,462	16,966	--	16,966	--	3,404	288,486
Fidelity Series International Growth Fund	16,910,342	1,078,901	3,168,021	613,783	795,104	1,662,379	17,278,705
Fidelity Series International Small Cap Fund	3,943,868	386,126	1,161,375	155,030	182,833	224,802	3,576,254
Fidelity Series International Value Fund	16,245,843	1,538,571	2,546,685	641,796	81,326	950,240	16,269,295
Fidelity Series Investment Grade Bond Fund	128,120,489	19,013,632	19,323,349	3,066,096	64,604	4,408,141	132,283,517
Fidelity Series Large Cap Stock Fund	18,186,395	1,636,387	7,448,187	1,088,842	1,087,586	136,395	13,598,576
Fidelity Series Large Cap Value Index Fund	2,037,509	141,862	825,705	91,221	157,279	(40,942)	1,470,003
Fidelity Series Long-Term Treasury Bond Index Fund	20,645,323	1,842,179	13,365,781	1,025,660	1,147,029	(319,442)	9,949,308
Fidelity Series Opportunistic Insights Fund	9,874,029	867,693	3,922,219	617,330	1,177,663	(740,899)	7,256,267
Fidelity Series Overseas Fund	--	6,244,955	--	25,174	--	569,826	6,814,781
Fidelity Series Real Estate Income Fund	2,090,573	180,154	278,578	124,686	13,681	30,143	2,035,973
Fidelity Series Short-Term Credit Fund	12,149,751	2,518,992	1,854,944	261,656	1,969	134,655	12,950,423
Fidelity Series Small Cap Opportunities Fund	6,170,773	575,902	2,247,815	358,613	536,260	(321,493)	4,713,627
Fidelity Series Stock Selector Large Cap Value Fund	11,908,348	770,174	4,666,104	441,523	510,426	329,504	8,852,348
Fidelity Series Value Discovery Fund	11,766,870	787,944	4,685,566	346,905	704,131	175,131	8,748,510
Total	$418,458,689	$68,646,760	$100,236,641	$14,020,847	$8,690,817	$9,502,168	$405,063,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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